Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2014
Common Stock and Additional Paid-in Capital
Net Income Attributable to DryShips Inc. and Transfers to the Non-controlling Interest
	Six month period ended June 30,

	2013	2014

Net loss attributable to DryShips Inc.	$(134,845)	$(40,185)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(45,418)	(1,924)

Net transfers to the non-controlling interest	(45,418)	(1,924)
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$(180,263)	$(42,109)